ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2026
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	March 31,	March 31,
	2026	2025
Accounts receivable	$6,183,422	$4,644,586
Less: allowance for credit loss	(1,772,057)	(668,195)
Accounts receivable, net	$4,411,365	$3,976,391

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers or service rendered to customers, which has not been collected as of the balance sheet dates.

Allowance for credit loss movement is as follows:

	For the Year Ended March 31,
	2026	2025
Beginning balance	$668,195	$133,449
Additions	1,425,687	538,494
Reversal	(16)	(41)
Written off	(385,987)	-
Foreign currency translation adjustments	64,178	(3,707)
Ending balance	$1,772,057	$668,195